Accounts Receivable, Net (Details) - Schedule of Accounts Receivable, Net - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	$ 52,796	$ 349,703
Less: allowance for credit losses	(13,465)	(92,086)
Accounts receivable, net	$ 39,331	$ 257,617